As filed with the Securities and Exchange Commission on August 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22282

Cook & Bynum Funds Trust
(Exact name of registrant as specified in charter)

820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Address of principal executive offices)

Mr. J. Dowe Bynum
820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Name and address of agent for service)

205-994-2815
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

The Cook & Bynum Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Description	Shares	Value
DOMESTIC COMMON STOCKS (53.1%)
Diversified Companies (9.7%)
Berkshire Hathaway, Inc. - Class B (a)	88,500	$7,374,705
General Merchandise Stores (19.9%)
Wal-Mart Stores, Inc.	216,900	15,122,268
Household/Cosmetic Products Manufacturing (4.5%)
Procter & Gamble Co.	55,600	3,405,500
Snack Food Manufacturing (4.6%)
Kraft Foods, Inc. - Class A	90,200	3,483,524
Soft Drink Manufacturing (5.0%)
Coca-Cola Co.	48,500	3,792,215
Software Publishers (9.4%)
Microsoft Corp.	232,900	7,124,411
TOTAL DOMESTIC COMMON STOCKS
(Cost $32,384,239)		$40,302,623

FOREIGN COMMON STOCKS (14.1%)
Soft Drink Bottling and Distribution (9.9%)
Arca Continental SAB de CV	1,288,727	$7,491,015
Supermarkets and Other Grocery Stores (4.2%)
Tesco PLC	666,500	3,236,415
TOTAL FOREIGN COMMON STOCKS
(Cost $5,916,344)		$10,727,430

PREFERRED STOCKS (0.0%)(b)
Retail (0.0%)(b)
Orchard Supply Hardware Stores Corp., Series A (a)	1,262	$2,461
TOTAL PREFERRED STOCKS
(Cost $2,418)		$2,461

Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (30.8%)
U.S. TREASURY BILLS (30.8%)
0.058%, 07/19/2012	$5,900,000	$5,899,819
0.059%, 07/26/2012	17,500,000	17,499,253
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,399,072)		$23,399,072

TOTAL INVESTMENTS (98.0%)
(Cost $61,702,073)		$74,431,586
TOTAL CASH INCLUDING FOREIGN CURRENCY (1.4%)		1,037,516
TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)		469,161
NET ASSETS (100.0%)		$75,938,263

(a)	Non-income producing security.
(b)	Amount represents less than 0.005% of net assets

Common Abbreviations:
PLC - Public Limited Company
SAV de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Capital Company

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$61,702,073
Gross unrealized appreciation	12,896,062
Gross unrealized depreciation	(166,549)
Net unrealized appreciation	$12,729,513

*Because tax adjustments are calculated annually, the table above does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012 :

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks*	$40,302,623	$-	$-	$40,302,623
Foreign Common Stocks*	10,727,430	-	-	10,727,430
Preferred Stocks*	2,461	-	-	2,461
Short Term Investments*	-	23,399,072	-	23,399,072
Total Investments in Securities	$51,032,514	$23,399,072	$-	$74,431,586

*Please refer to the portfolio of investments to view securities by industry type.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Level 1 or Level 2 during the period.
It is the Fund's policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cook & Bynum Funds Trust

By (Signature and Title)  /s/ Richard P. Cook
                                                  Richard P. Cook, President (Principal Executive Officer)

Date       8/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard P. Cook
                                                    Richard P. Cook, President (Principal Executive Officer)

Date       8/27/2012

By (Signature and Title)*  /s/ Jason Hadler
                                                    Jason Hadler, Treasurer (Principal Financial Officer)

Date       8/24/2012

* Print the name and title of each signing officer under his or her signature.